Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

Property and equipment and the changes in property, equipment and accumulated depreciation for the years ended December 31, 2024 and 2023 are provided as follows:

	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2022	$579,171	$176,347	$-	$755,518
Additions	932,125	236,427	58,722	1,227,274
Disposal/reclasses	(51,509)	10,619	-	(40,890)
Effects of currency translation	34,945	(4,713)	1,207	31,439
Balance at December 31, 2023	$1,494,732	$418,680	$59,929	$1,973,341
Additions	41,306	73,017	-	114,323
Disposal/reclasses/sales	(61,578)	(23,784)	(9,374)	(94,736)
Impairment loss	-	-	(47,449)	(47,449)
Effects of currency translation	(85,228)	(29,495)	(3,106)	(117,829)
Balance at December 31, 2024	$1,389,232	$438,418	$-	$1,827,650

Accumulated depreciation
Balance at December 31, 2022	$77,833	$15,993	$-	$93,826
Depreciation	137,996	64,987	-	202,983
Disposal/reclasses	(36,039)	4,013	-	(32,026)
Effects of currency translation	4,359	1,882	-	6,241
Balance at December 31, 2023	$184,149	$86,875	$-	$271,024
Depreciation	209,254	110,192	-	319,446
Disposal/reclasses/sales	(10,606)	(8,729)	-	(19,335)
Effects of currency translation	(71,614)	(32,348)	-	(103,962)
Balance at December 31, 2024	$311,183	$151,323	$-	$462,506

Net book value at December 31, 2023	$1,310,583	$331,805	$59,929	$1,702,317
Net book value at December 31, 2024	$1,078,049	$287,095	$-	$1,365,144

For the years ended December 31, 2024, 2023 and 2022, the Company recorded depreciation expense of $319,446, $202,983 and $43,540, respectively.

During 2023, we began the expansion of our clinical laboratory in our headquarters facility. Expenditures related to that lab expansion are included in Construction in progress. During the first six months of 2024, the Company did not incur significant costs related to the development of the new lab space as it was awaiting local government approvals on the work done to date. In conjunction with its restructuring program, for the year ended December 31, 2024, the Company recorded an impairment on construction in progress of $47,449 as the construction project was on hold and there is not a plan for future use.

As of December 31, 2024 and 2023, management assessed that there were no events or changes in circumstances that would require impairment testing of its fixed assets except construction in progress.